Commitments and contingencies	12 Months Ended
Dec. 31, 2017
Commitments and contingencies
Commitments and contingencies

25. Commitments and contingencies

Operating Leases Agreements

        The Group leases office space and certain equipment under non-cancellable operating lease agreements that expire at various dates through June 2026. Those lease agreements provide for periodic rental increases based on both contractual incremental rates and inflation rates adjustments over the leased periods. Some of these lease agreements include terms of renewal ranging from one to ten years upon expiry of their respective original lease terms, without purchase options or escalation clause. If these lease agreements are not renewed, the Company is obligated to remove the facilities constructed under certain of its warehouse space lease contracts, although the Company expects such related removal costs to be not significant.

        During the three years ended December 31, 2015, 2016 and 2017, the Company incurred rental expenses amounting to RMB191,253, RMB248,264 and RMB493,248, respectively.

        As of December 31, 2017, minimum lease payments under all non-cancellable leases were as follows:

RMB
Year ending December 31, 2018	527,348
Year ending December 31, 2019	220,556
Year ending December 31, 2020	116,459
Year ending December 31, 2021	72,325
Year ending December 31, 2022	44,678
Thereafter	41,453

Total minimum lease payments	1,022,819

Capital commitment

        As of December 31, 2017, the Group has contracted for capital expenditures of RMB2,345,658.

Other commitment

        During the year ended December 31, 2017, the Group entered into a cooperative lending arrangement with a bank, whereby the Group and the bank will jointly fund financing to individuals. Under this arrangement, the Group is obligated to compensate the bank, if the bank's lending portion becomes overdue by more than 80 days. The bank's lending portion under the arrangement was approximately RMB326.0 million as of December 31, 2017. The Group is also contracted to purchase certain sevices from its business partners in an aggregate amount of US$60.0 million (approximately RMB390.4 million).

Contingencies

        The Company and certain of the Company's officers and directors were named as defendants in two putative securities class actions filed in the U.S. District Court for the Southern District of New York: Heller v. Vipshop Holdings Limited et al., Civil Action No. 1:15-cv-03870-LTS (S.D.N.Y.)(filed on May 19, 2015) and Schwartz v. Vipshop Holdings Limited et al., Civil Action No. 1:15-cv-05097-LTS (S.D.N.Y.)(filed on June 30, 2015). The complaints in both putative class actions allege that certain of the Company's financial statements and other public disclosures contained misstatements or omissions and assert claims under the U.S. securities laws. On September 15, 2015, the court consolidated the two actions, and appointed a lead plaintiff and approved the lead plaintiff's selection of lead counsel for the consolidated action. On November 24, 2015, the lead plaintiff filed a Notice of Voluntary Dismissal without Prejudice which was entered by the court, voluntarily dismissing, without prejudice, all claims in the consolidated action.

        The Group is subject to periodic legal or administrative proceedings in the ordinary course of business. The Group does not believe that any currently pending legal proceeding to which the Group is a party will have a material effect on its business, results of operations or cash flows.